Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended
	Jul. 31, 2024	Jul. 31, 2024
C000237980 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.85%	26.32%
S&P Composite 1500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.57%	26.82%